Note 26 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Contractual Obligation, Fiscal Year Maturity [Table Text Block]
Purchase commitments
Minimum contractual purchase commitments for the years ended December 31 are as follows:

Year ended December 31,
2023	$23,137
2024	22,227
2025	13,362
2026	9,098
2027	1,635
Thereafter	1,635
$71,094